UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC 20549

                                          FORM 24F-2
                               Annual Notice of Securities Sold
                                    Pursuant to Rule 24f-2


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Read instructions at end of Form before preparing Form.  Please print or type.

1.      Name and address of issuer:

          Dreyfus Premier State Municipal Bond Fund
          200 Park Avenue
          New York, NY  10166

2.      The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the
        box but do not list series or classes):    [  X  ]


3.      Investment Company Act File Number:  811-4906

        Securities Act File Number:  33-10238

4(a).   Last day of fiscal year for which this notice is filed:

               April 30, 2003

4(b).   [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note:   If the Form is being filed late, interest must be paid on the registration fee due.


4(c).   [   ] Check box if this is the last time the issuer will be filing this Form.

CONNECTICUT SERIES - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $77,894,718
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $85,127,027
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $102,647,696
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$187,774,723
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(109,880,005)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$    0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$ 0.00
                                                                                    =============
CONNECTICUT SERIES - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $11,301,956
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $5,809,473
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $    -0-
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 5,809,473
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 5,492,483
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(     )
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$   444.34
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   444.34
                                                                                     =============
CONNECTICUT SERIES - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $3,598,153
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $1,366,607
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $      -0-
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 1,366,607
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $   2,231,546
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(     )
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$  180.53
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                       =$   180.53
                                                                                       =============

FLORIDA SERIES - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $    -0-
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $ 15,619,087
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $178,110,079
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 193,729,166
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(193,729,166)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$   0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 609,045.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  1,394,734.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   0.00
                                                                                     =============

FLORIDA SERIES - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 5,536,835
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $ 1,889,806
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $15,291,790
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$17,181,596
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(11,644,761)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$    0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.




7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   0.00
                                                                                     =============

FLORIDA SERIES - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $1,312,928
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $178,095
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $  -0-
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 178,095
                  5(iii):
                                                                                          --------------
             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $  1,134,833
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(    )
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$91.81
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   91.81


MARYLAND SERIES - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 18,582,831
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $ 25,614,766
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $ 129,907,247
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$155,522,013
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(136,939,182)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$    0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   0.00
                                                                                    =============

MARYLAND SERIES - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $11,456,127
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $ 6,250,729
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $    -0-
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$6,250,729
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $5,205,398
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(      )
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$ 421.12
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   421.12
                                                                                    =============

MARYLAND SERIES - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $2,557,099
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $853,847
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $      -0-
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 853,847
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $  1,703,252
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(    )
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$ 137.79
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   137.79
                                                                                     =============

MASSACHUSETTS SERIES - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $7,679,541
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $5,511,146
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $31,310,604
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$36,821,750
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(29,142,209)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------


          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$  0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------


8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   0.00
                                                                                    =============


MASSACHUSETTS SERIES - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $3,169,310
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $397,748
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $     -0-
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$397,748
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $2,771,562
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(   )
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$ 224.22
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   224.22
                                                                                     =============

MASSACHUSETTS SERIES - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $1,940,751
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $  198,348
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $     -0-
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$  198,348
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $   1,742,403
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(    )
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$ 140.96
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   140.96
                                                                                    =============

MICHIGAN SERIES - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 6,314,334
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $11,499,968
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $83,903,238
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$95,403,206
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(89,088,872)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$    0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 195,090.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:-0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   0.00
                                                                                    =============

MICHIGAN SERIES - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $3,277,925
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $1,336,425
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $   2,726,112
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 4,062,537
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(784,612)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$  0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   0.00
                                                                                     =============


MICHIGAN SERIES - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $3,563,664
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $1,212,426
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$1,212,426
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $2,351,238
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$ 190.22
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                                       +$   N/A
                                                                                       -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   190.22
                                                                                     =============

MINNESOTA SERIES - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $13,459,412
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $15,650,671
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $59,122,235
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$74,772,906
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(61,313,494)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$   0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   0.00
                                                                                    =============

MINNESOTA SERIES - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $6,294,210
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $1,194,008
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $   247,379
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$1,441,387
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $4,852,823
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$   392.59
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   392.59
                                                                                     =============

MINNESOTA SERIES - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $  1,444,477
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $637,104
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$  637,104
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $ 807,373
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$ 65.32
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$  65.32
                                                                                    =============



NORTH CAROLINA SERIES - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $   4,829,988
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $   5,762,850
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $  32,919,632
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 38,682,482
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(33,852,494)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$    0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 281,937.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 55,595.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   0.00
                                                                                    =============

NORTH CAROLINA SERIES - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 3,104,490
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $ 2,500,131
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $ 4,521,335
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$  7,021,466
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(3,916,976)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$   0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.




7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$  0.00
                                                                                    =============

NORTH CAROLINA SERIES - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $   999,079
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $  592,431
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $   -0-
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$  592,431
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $  406,648
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(    )
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$  32.90
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   32.90
                                                                                    =============


OHIO SERIES - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $20,309,282
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $26,870,145
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $110,539,640
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$137,409,785
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(117,100,503)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$    0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   0.00
                                                                                    =============


OHIO SERIES - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $9,299,949
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $2,504,992
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$2,504,992
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $6,794,957
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $()
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$ 549.71
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$  549.71
                                                                                    =============



OHIO SERIES - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $3,261,607
                  year pursuant to section 24(f):                                        ---------------


            (ii)  Aggregate price of securities redeemed or repurchased         $  2,783,025
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $  -0-
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$  2,783,025
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $478,582
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(      )
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$  38.72
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$  38.72
                                                                                    =============

PENNSYLVANIA SERIES - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 14,474,062
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $ 23,310,422
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $84,148,797
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$107,459,219
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(92,985,157)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$    0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$  0.00
                                                                                    =============
PENNSYLVANIA SERIES - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 6,254,011
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $ 4,796,007
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $     -0-
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$4,796,007
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $   1,458,004
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(     )
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$  117.95
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$ 117.95
                                                                                    =============
PENNSYLVANIA SERIES - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 843,149
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $1,507,011
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $    -0-
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 1,507,011
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $( 663,862 )
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$  0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$   0.00
                                                                                     =============
TEXAS SERIES - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $    6,111,910
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $8,227,637
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $34,302,334
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 42,529,971
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(36,418,061)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$    0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                  -------------


8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                   =$  0.00
                                                                                   =============

TEXAS SERIES - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $2,230,080
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $1,411,075
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $5,260,589
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$6,671,664
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(4,441,584)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$   0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$  0.00
                                                                                    =============
TEXAS SERIES - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $3,153,431
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $2,040,845
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $    0
                  during any PRIOR fiscal year ending no earlier than October   --------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$2,040,845
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $1,112,586
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $    -0-
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$ 90.01
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.




7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$  90.01
                                                                                    =============

VIRGINIA SERIES - CLASS A
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $6,738,571
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $ 10,337,249
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $ 12,689,819
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$ 23,027,068
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(16,288,497)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$   0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$  0.00
                                                                                    =============
VIRGINIA SERIES - CLASS B
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $2,608,065
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $3,010,311
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $    6,965,140
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$9,975,451
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $(7,367,386)
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      x   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$   0.00
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$  0.00
                                                                                    =============



VIRGINIA SERIES - CLASS C
5.      Calculation of registration fee:

             (I)  Aggregate sale price of securities sold during the fiscal             $ 1,404,854
                  year pursuant to section 24(f):                                        ---------------

            (ii)  Aggregate price of securities redeemed or repurchased         $   741,128
                  during the fiscal year:                                        ---------------

           (iii)  Aggregate price of securities redeemed or repurchased         $   0.00
                  during any PRIOR fiscal year ending no earlier than October    ---------------
                  11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:

            (iv)  Total available redemption credits [add Items 5(ii) and               -$  741,128
                  5(iii):                                                                 --------------

             (v)  Net Sales - if Item 5(I) is greater than Item 5(iv)                    $  663,726
                  [subtract Item 5(iv) from Item 5(i)]:                                  ---------------


            (vi)  Redemption credits available for use in future years -- if    $      -0-
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from    ---------------
                  Item 5(I)]:

           (vii)  Multiplier for determining registration fee (See                      X   .0000809
                  Instruction C.9):                                                       --------------

          (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)               =$ 53.70
                  (enter "0" if no fee is due):                                           ==============


6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                    +$    N/A
                                                                                    -------------

8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:
                                                                                     =$ 53.70
                                                                                    =============

TOTAL FOR ALL:                                                                       =$3,171.89
                                                                                    =============

9.      Date the registration fee and interest payment was sent to the Commission's lockbox depository:




                      Method of Delivery:


                             [  X  ]  Wire Transfer
                             [     ]  Mail or other means



                                          SIGNATURES


        This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



        By (Signature and Title)*           /s/ Michael A. Rosenberg
                                            ------------------------------------
                                            Michael A. Rosenberg, Assistant Secretary


        Date:  July 28, 2003

* Please print the name and title of the signing officer below the signature.
